Statements of Operations - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 182,580			$ 198,821			$ 566,903	$ 487,194	$ 676,318	$ 80,806
Loss from operations	(182,580)			(198,821)			(566,903)	(487,194)	(676,318)	(80,806)
Other Income (expenses):
Interest income on investments held in trust account	684,600			954,788			1,893,221	2,592,461	3,580,311	38,228
Unrealized loss on investments held in trust account							(92,316)
Bank interest income	1			21			6	175	181
Total other income	684,601			954,809			1,800,911	2,592,636	3,580,492	38,228
Net income (loss)	$ 502,021	$ 382,746	$ 349,241	$ 755,988	$ 704,556	$ 644,898	$ 1,234,008	$ 2,105,442	$ 2,904,174	$ (42,578)
Redeemable Common Stock [Member]
Weighted average common stock outstanding, Basic	4,725,829			6,900,000			4,725,829	6,900,000	6,870,217	191,159
Weighted average common stock outstanding, Diluted	4,725,829			6,900,000			4,725,829	6,900,000	6,870,217	191,159
Basic net income per share	$ 0.13			$ 0.12			$ 0.33	$ 0.32	$ 0.45	$ 0.16
Diluted net income per share	$ 0.13			$ 0.12			$ 0.33	$ 0.32	$ 0.45	$ 0.16
Other Income (expenses):
Interest income on investments held in trust account									$ 3,580,311	$ 38,228
Non redeemable Common Stock [Member]
Weighted average common stock outstanding, Basic	2,280,500			2,280,500			2,280,500	2,280,500	2,280,500	1,862,261
Weighted average common stock outstanding, Diluted	2,280,500			2,280,500			2,280,500	2,280,500	2,280,500	1,862,261
Basic net income per share	$ (0.06)			$ (0.02)			$ (0.14)	$ (0.06)	$ (0.09)	$ (0.04)
Diluted net income per share	$ (0.06)			$ (0.02)			$ (0.14)	$ (0.06)	$ (0.09)	$ (0.04)
Other Income (expenses):
Interest income on investments held in trust account